CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Net income before noncontrolling interest	₨ 260,364.0	$ 3,453.7	₨ 220,565.5	₨ 178,833.9
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. (39.6), Rs. (356.6) and Rs. (426.7), as of March 31, 2018, March 31, 2019 and March 31, 2020, respectively]	1,771.7	23.5	663.9	72.1
Available for sale debt securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. 11,319.5, Rs. (9,187.8) and Rs. (15,704.2), as of March 31, 2018, March 31, 2019 and March 31, 2020, respectively]	47,574.2	631.0	17,105.1	(21,445.3)
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. 4,541.5, Rs. 1,018.1 and Rs. 4,739.2, as of March 31, 2018, March 31, 2019 and March 31, 2020, respectively]	(8,823.1)	(117.0)	(1,895.5)	(8,455.1)
Other comprehensive income, net of tax	40,522.8	537.5	15,873.5	(29,828.3)
Total comprehensive income	300,886.8	3,991.2	236,439.0	149,005.6
Less: Comprehensive income attributable to shareholders of noncontrolling interest	94.1	1.2	461.7	319.0
Comprehensive income attributable to HDFC Bank Limited	₨ 300,792.7	$ 3,990.0	₨ 235,977.3	₨ 148,686.6